Derivative Instruments and Concentration of Credit Risk (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments And Concentration of Credit Risk (Textuals) [Abstract]
Customer accounted for ten percent of consolidated revenues	1	1	1
Consolidated revenue, major customer, percentage	14.00%	17.00%	15.00%